SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,159,576)
Other comprehensive income:
Foreign currency translation adjustments	(48,154)	(7,556)	(99,173)	12,126
Unrealized gains (losses) on available-for-sale investments				(99)
Total comprehensive loss attributable to 9F Inc.	(283,062)	(44,416)	(2,358,068)	(2,147,549)
Parent Company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(234,908)	(36,860)	(2,258,895)	(2,159,576)
Other comprehensive income:
Foreign currency translation adjustments	(48,154)	(7,556)	(97,245)	12,126
Unrealized gains (losses) on available-for-sale investments				(99)
Total comprehensive loss attributable to 9F Inc.	¥ (283,062)	$ (44,416)	¥ (2,356,140)	¥ (2,147,549)